SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Purchase Price

Cash and cash equivalents	$27,121
Accounts receivable (net)	111,581
Prepaid expenses and other current assets	7,851
Property and equipment	57,000
Purchased goodwill	478,721

Total assets acquired	$682,274

Accounts payable and other accrued expenses	$9,688

Total liabilities assumed	$9,688